Cover Page	Apr. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 16, 2021
Entity Registrant Name	CURO GROUP HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	3527 North Ridge Road
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67205
City Area Code	316
Local Phone Number	772-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CURO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001711291
Amendment Description	The original filing indicated a header as Q1 2021 for both Open End and Unsecured Installment loan summary - historical presentations. The correct heading should reference Q4 2020.